Basis for the Preparation of these Financial Statements and Applicable Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Bank's Equity Interest and Voting Rights
The Bank’s equity interest and voting rights in the companies it consolidates is as follows:

•	As of December 31, 2020:

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting Rights
Macro Securities SA	Common	12,776,680	99.925%	99.932%	0.075%	0.068%
Macro Fiducia SA	Common	46,935,318	99.046%	99.046%	0.954%	0.954%
Macro Fondos SGFCISA	Common	327,183	99.939%	100.00%	0.061%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%
Argenpay SAU	Common	241,200,000	100.00%	100.00%

•	As of December 31, 2019

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting Rights
Macro Securities SA	Common	12,776,680	99.925%	99.932%	0.075%	0.068%
Macro Fiducia SA	Common	46,935,318	99.046%	99.046%	0.954%	0.954%
Macro Fondos SGFCISA	Common	327,183	99.939%	100.00%	0.061%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%
Argenpay SAU	Common	7,700,000	100.00%	100.00%

Summary of Total Assets, Liabilities and Net Shareholders Equity
Total assets, liabilities and Shareholders’ equity of the Bank and its subsidiaries as of December 31, 2020 and 2019 are as follows:

As of 12/31/2020	Banco Macro SA	Macro Bank Limited	Macro Securities SA	Macro Fiducia SA	Argenpay SAU	Eliminations	Consolidated
Assets	754,592,917	7,561,808	19,266,913	88,400	351,736	(7,332,711)	774,529,063
Liabilities	603,048,974	4,957,062	17,597,611	5,380	169,722	(2,795,497)	622,983,252
Equity attributable to the owners of the Bank	151,543,943	2,604,746	1,592,455	83,020	182,014	(4,462,235)	151,543,943
Equity attributable to non-controlling interests			76,847			(74,979)	1,868

As of 12/31/2019	Banco Macro SA	Macro Bank Limited	Macro Securities SA	Macro Fiducia SA	Argenpay SAU	Eliminations	Consolidated
Assets	601,950,983	4,681,429	5,478,637	87,150	10,506	(6,056,504)	606,152,201
Liabilities	457,560,065	1,983,781	3,722,427	4,280	769	(1,511,952)	461,759,370
Equity attributable to the owners of the Bank	144,390,918	2,697,648	1,660,662	82,870	9,737	(4,450,917)	144,390,918
Equity attributable to non-controlling interests			95,548			(93,635)	1,913